Statements of Cash Flows (USD $)	9 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities :
Net loss	$ (180,547)	$ (220,874)
Adjustments to reconcile net loss to net cash used in operating activities :
Depreciation and amortization	6,487	4,500
Change in operating assets and liabilities:
Other receivables	(696)	(12,681)
Other payables	(17,189)	(85,535)
Net cash used in operating activities	(191,945)	(314,590)
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase of ) proceeds from sale of property and equipment		(29,578)
Purchase of intangible assets		(1,577)
Net cash provided by (used in) investing activities		(31,155)
Cash flows from financing activities :
Repayment to related parties for loans		(49,072)
Advances from shareholders	164,581	517,733
Net cash provided by financing activities	164,581	468,661
Effect of exchange rate fluctuations on cash	(18,554)	(1,765)
Net (decrease)/ increase in cash and cash equivalents	(45,918)	121,152
Cash and cash equivalents at beginning of year	78,373	26,424
Cash and cash equivalents at end of year	$ 32,455	$ 147,576